FINANCIAL INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of financial income (expense), net
	Year ended December 31,
	2023	2022	2021

Financial income:
Interest income	$20,728	$4,993	$539
Amortization/accretion of premium/discount on marketable securities, net	1,147	-	-
	$21,875	$4,993	$539

Financial expense:
Foreign currency translation losses	$(567)	$(264)	$(528)
Interest expense on debts	-	-	(119)
Bank charges and other	(357)	(227)	(473)
	$(924)	$(491)	$(1,120)

Financial income (expense), net	$20,951	$4,502	$(581)